Property, Plant and Equipment - Summary of Net Assets Acquired and Liablities Assumed (Details) - CAD ($) $ in Millions	Oct. 06, 2020	Dec. 17, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 27, 2019
STORM Resources Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 1,114
Exploration and evaluation assets		13
Working capital		20
Long-term debt		(183)
Asset retirement obligations		(18)
Other long-term liabilities		(35)
Deferred tax liability		(140)
Net assets acquired		771
Less: cash consideration		$ 771
Devon
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment					$ 3,325
Exploration and evaluation assets				$ 91	91
Inventory, prepaids and other long-term assets					195
Accrued liabilities					(21)
Asset retirement obligations					(178)
Net assets acquired					$ 3,412
Painted Pony Energy Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 750
Exploration and evaluation assets	15		$ 15
Other long-term assets	204
Long-term debt	(397)
Asset retirement obligations	(13)
Other long-term liabilities	(442)
Deferred tax asset	211
Net assets acquired	328
Less: cash consideration	111
Gain on acquisition	$ 217